RELATED PARTIES - Disclosure of transactions with related parties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Directors Interested_Parties	Dec. 31, 2021 USD ($) Directors Interested_Parties	Dec. 31, 2020 USD ($) Directors Interested_Parties
Disclosure of transactions between related parties [abstract]
Payroll, options and payments to related parties employed by the Company	$ 5,378	$ 6,512	$ 1,519
Number of interested parties to which the benefits relate | Interested_Parties	8	8	8
Payroll to directors	$ 207	$ 25	$ 0
Number of directors | Directors	5	4	0
Transactions - associated companies	$ 766	$ 900	$ 3,520
Shareholders – interest expenses, net	$ 0	$ 141	$ 27